SHARE-BASED COMPENSATION (Details 1) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended			12 Months Ended
		Mar. 31, 2023		Mar. 31, 2022	Dec. 31, 2022		Dec. 31, 2021
Total share-based compensation		$ 1,939		$ 6,564	$ 21,130		$ 10,577
Intrinsic value of options		0
Intrinsic value of vested/exercisable options		$ 0
Stock Options [Member]
Number of Shares Options Outstanding, Beginning		7,812,178	[1]	5,489,492	5,489,492
Exercise Price Outstanding, Beginning		$ 3.70	[1]	$ 4.23	$ 4.23
Weighted Average Remaining Contractual Life (Years)		6 years 3 months 25 days	[2]		6 years 6 months 21 days
Weighted-Average Grant Date Fair Value,Beginning		$ 2.23	[1]	$ 2.27	$ 2.27
Number of Shares Options, Forfeited		(31,523)			(65,634)
Exercise Price Forfeited		$ 2.26			$ 4.50
Weighted-Average Grant Date Fair Value,Forfeited		$ 1.46			2.52
Number of Shares Options Expired		(14,421)
Exercise Price Expired		$ 5.40
Weighted-Average Grant Date Fair Value,Expired		$ 2.86			$ 2.82
Number of Shares Options Outstanding, Ending		7,766,234	[2]		7,812,178	[1]	5,489,492
Exercise Price Outstanding, Ending		$ 3.70	[2]		$ 3.70	[1]	$ 4.23
Weighted-Average Grant Date Fair Value,Ending		$ 1.98	[2]		$ 2.23	[1]	$ 2.27
Exercisable		4,870,164	[3]		4,525,905	[4]
Exercise Price Outstanding, Ending	[3]	$ 4.03
Weighted Average Remaining Contractual Life (Years) exercisable		4 years 10 months 13 days	[3]		4 years 10 months 2 days	[4]
Weighted-average grant date fair value exercisable	[3]	$ 2.12
Research and Development Expense [Member]
Total share-based compensation		$ 531		$ 966	$ 3,554		$ 1,812
Selling and Marketing Expense [Member]
Total share-based compensation		507		1,083	3,491		6,759
General and Administrative Expense [Member]
Total share-based compensation		894		4,474	13,842		1,925
Cost of Sales [Member]
Total share-based compensation		$ 7		$ 41	$ 243		$ 81

[1]	There was no aggregate intrinsic value of all stock options outstanding as of December 31, 2022.
[2]	There was no aggregate intrinsic value of all stock options outstanding as of March 31, 2023.
[3]	There was no aggregate intrinsic value of all vested/exercisable stock options as of March 31, 2023.
[4]	There was no aggregate intrinsic value of all vested/exercisable stock options as of December 31, 2022.